SCHEDULE OF INCOME TAX EXPENSES (Details) - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Income Tax Disclosure [Abstract]
Current	$ 23,527,541	$ 22,064,674	$ 8,336,057
Deferred	128,885	1,052,812	679,502
Total	$ 23,656,426	$ 23,117,486	$ 9,015,559